.....................
                                                                    OMB Approval
                                                           .....................
                                                           .....................
                                                           OMB Number: 3235-0006
                                                    Expires:   December 31, 2009
                                                  Estimated average burden hours
                                                                per response22.6

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

                       This Amendment (Check only one.):
                             [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                      Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                        San Francisco, California 94111


                        Form 13F File Number: 028-03896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                Managing Member
                                (415) 421-2132

                               /s/ Mark C. Wehrly
                             ______________________
                           San Francisco, California
                                August 14, 2009



                                  Report Type:
                             13F Combination Report


               List of Other Managers Reporting for this Manager:

                         Noonday Asset Management, L.P.
                        Form 13F File Number: 028-11402

                      ChinaRock Capital Management Limited
                        Form 13F File Number: 028-12617

                             Form 13F Summary Page

                                 Report Summary

                       Number of Other Included Managers

                                       1

                    Form 13 F Information Table Entry Total:

                                       37

                    Form 13 F Information Table Value Total:

                             $1,037,429 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-06372
Name:  Farallon Partners, L.L.C.

                                                                  FORM 13F INFORMATION TABLE
                                                                VALUE     SHARES/   SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP        (x$1000)   PRN AMT   PRN CALL DSCRETN MANAGERS SOLE    SHARED    NONE
------------------------------ ---------------- --------- ------------ ------------ --- ---- ------- -------- ------------ ---------
AMDOCS LTD                     ORD              G02602103       13,915      648,700 SH       OTHER     01     648,700
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105       53,046    1,370,000 SH       OTHER     01   1,370,000
APOLLO GROUP INC               CL A             037604105       39,187      551,000 SH       OTHER     01     551,000
ARCH CAP GROUP LTD             ORD              G0450A105       22,670      387,000 SH       OTHER     01     387,000
BURLINGTON NORTHN SANTA FE C   COM              12189T104       54,199      737,000 SH       OTHER     01     737,000
CAPITALSOURCE INC              COM              14055X102      145,005   29,714,220 SH       OTHER     01  29,714,220
CARRIZO OIL & CO INC           NOTE  4.375% 6/0 144577AA1       18,395   25,235,000 PRN      OTHER     01  25,235,000
CON-WAY INC                    COM              205944101       11,335      321,000 SH       OTHER     01     321,000
CTC MEDIA INC                  COM              12642X106        4,102      347,000 SH       OTHER     01     347,000
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104       40,308    1,790,654 SH       OTHER     01   1,790,654
FIDELITY NATL INFORMATION SV   COM              31620M106       26,637    1,334,500 SH       OTHER     01   1,334,500
FREIGHTCAR AMER INC            COM              357023100       19,836    1,180,000 SH       OTHER     01   1,180,000
GEOEYE INC                     COM              37250W108       13,395      568,549 SH       OTHER     01     568,549
INTERVAL LEISURE GROUP INC     COM              46113M108        6,284      674,245 SH       OTHER     01     674,245
ISHARES TR                     RUSSELL 2000     464287655       39,076      765,000 SH  PUT  OTHER     01     765,000
KENDLE INTERNATIONAL INC       NOTE  3.375% 7/1 48880LAA5       15,236   20,400,000 PRN      OTHER     01  20,400,000
KNOLOGY INC                    COM              499183804       39,806    4,612,533 SH       OTHER     01   4,612,533
LUCENT TECHNOLOGIES INC        DBCV  2.750% 6/1 549463AG2       49,790   52,500,000 PRN      OTHER     01  52,500,000
MASTERCARD INC                 CL A             57636Q104       20,495      122,500 SH       OTHER     01     122,500
METAVANTE TECHNOLOGIES INC     COM              591407101       25,284      977,716 SH       OTHER     01     977,716
MI DEVS INC                    CL A SUB VTG     55304X104       19,353    2,549,789 SH       OTHER     01   2,549,789
MOODYS CORP                    COM              615369105       27,624    1,048,364 SH       OTHER     01   1,048,364
MSCI INC                       CL A             55354G100       43,748    1,790,000 SH       OTHER     01   1,790,000
NEKTAR THERAPEUTICS            NOTE  3.250% 9/2 640268AH1        4,124    5,460,000 PRN      OTHER     01   5,460,000
ORACLE CORP                    COM              68389X105       37,913    1,770,000 SH       OTHER     01   1,770,000
PINNACLE ENTMT INC             COM              723456109          281       30,300 SH       OTHER     01      30,300
PRICELINE COM INC              COM NEW          741503403       28,334      254,000 SH       OTHER     01     254,000
QUALCOMM INC                   COM              747525103       36,115      799,000 SH       OTHER     01     799,000
RAM ENERGY RESOURCES INC       COM              75130P109          341      425,416 SH       OTHER     01     425,416
SANDRIDGE ENERGY INC           COM              80007P307       18,542    2,176,298 SH       OTHER     01   2,176,298
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605       37,045    3,100,000 SH  PUT  OTHER     01   3,100,000
SHERWIN WILLIAMS CO            COM              824348106        5,106       95,000 SH       OTHER     01      95,000
SIRIUS SATELLITE RADIO INC     NOTE  3.250%10/1 82966UAD5       15,888   23,138,000 PRN      OTHER     01  23,138,000
SOLUTIA INC                    COM NEW          834376501       11,180    1,940,900 SH       OTHER     01   1,940,900
TOWN SPORTS INTL HLDGS INC     COM              89214A102       19,992    5,331,279 SH       OTHER     01   5,331,279
TRANSDIGM GROUP INC            COM              893641100       23,349      645,000 SH       OTHER     01     645,000
VISA INC                       COM CL A         92826C839       50,493      811,000 SH       OTHER     01     811,000